Property and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

Note 7. Property and Equipment

Components of property and equipment and total accumulated depreciation at December 31, 2013 and 2012 are as follows:

	2013	2012
Land and improvements	$1,625,879	$1,625,879
Buildings and improvements	3,845,457	3,845,457
Furniture and equipment	2,703,601	2,614,801

	8,174,937	8,086,137
Less accumulated depreciation	(3,734,722)	(3,542,399)

	$4,440,215	$4,543,738

Depreciation expense amounted to $257,213, and $244,363 for the years ended December 31, 2013 and 2012, respectively.

The Company’s West Pine Street branch is leased under a five-year operating lease at a monthly rental of $2,215. The lease expires March 31, 2015. The Company has the option to renew the lease for two additional five-year terms. Each five-year term will carry a 12.5% increase in the monthly rental over the previous five-year term. In addition, the Company rents space for a loan production office under a one-year operating lease at a monthly rental of $925. The Company has the option to renew the lease for two additional six-month terms. Rental expense was $37,528 and $31,078 for 2013 and 2012, respectively.

Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2013, and leases expected to renew, pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2014	$37,898
2015	35,685
2016	29,900
2017	29,900
2018	29,900

$163,283